SIGNIFICANT ACCOUNTING POLICIES - Summary of Changes in Warranty Provision (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Balance at beginning of the year	$ 60	$ 27
Warranty provision	620	137
Warranty claims settled	(350)	(104)
Balance at end of the year	$ 330	$ 60